Capital Management - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Management [Line Items]
Gearing ratio percentage	8.00%	19.00%
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Disclosure Of Capital Management [Line Items]
Gearing ratio percentage	50.00%